RESTRICTED CASH	12 Months Ended
Dec. 31, 2015
RESTRICTED CASH [Abstract]
RESTRICTED CASH
5.	RESTRICTED CASH

Restricted cash represented bank deposits that are pledged as collateral for the Group's borrowing arrangements. Restricted cash amounted to RMB502,168 and RMB555,035 (US$85,683) as of December 31, 2014 and 2015, respectively, was recorded under current and non-current assets based on the classification of the underlying bank borrowings (note 17).